STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION
NOTE 7 – STOCK-BASED COMPENSATION
The following table summarizes Restricted Stock Units (“RSUs”) activities during the reporting period shown below:

	Number of awards outstanding (in thousands)	Weighted- average grant date fair value (per share)	Aggregate intrinsic value (in thousands)
Unvested RSUs at December 31, 2022	5,515	$6.69	$34,191
Granted	4,230	1.72	7,297
Vested	(395)	6.78	(2,680)
Forfeited and canceled	(123)	6.97	(859)
Unvested RSUs at March 31, 2023	9,227	$5.54	$37,949
During the three months ended March 31, 2023, the Company granted 2.1 million RSUs that vest based on the passage of time and granted 2.1 million RSUs that vest based on the achievement of performance targets.
The following is a summary of the Company’s share-based compensation expense and income tax benefit related to the RSUs for the reporting periods shown below:

	Three Months Ended
	March 31,
(In thousands, USD)	2023	2022
Total Stock Compensation Expense	$2,570	$2,050
Income tax benefit related to share-based compensation expense	246	264
As of March 31, 2023, the total unrecognized compensation cost related to outstanding RSUs was $26.3 million, which the Company expects to recognize over a weighted average period of 2.2 years.
STOCK BASED COMPENSATION
Restricted Stock Units
2021 Long-Term Stock Incentive Plan
On September 29, 2021, the board of directors (the “Board”) approved the KORE Group Holdings, Inc. 2021 Long-Term Stock Incentive Plan (the “2021 Plan”) to promote the interests of the Company and its stockholders by (i) attracting and retaining employees and directors of, and consultants to, the Company and its subsidiaries; (ii) motivating such individuals by means of performance-related incentives to achieve longer-range performance goals; and (iii) enabling such individuals to participate in the long-term growth and financial success of the Company. The 2021 Plan allows for the grant of share-based payment awards to employees, directors of the Board, and consultants to the Company. The 2021 Plan is administered by the Compensation Committee of the Board. On December 8, 2021, the Compensation Committee of the Board approved the future grants of certain Restricted Stock Unit Awards (“RSUs”), the effectiveness of which were contingent upon the filing and effectiveness of the Form S-8 Registration Statement of the common stock, which occurred on January 4, 2022.
A RSU is a contractual right to receive one share of our common stock in the future, and the fair value of the RSU is based on our share price on the grant date. The Company’s time-based RSUs generally vest one-quarter on each of the second and third anniversaries of the Business Combination date and the remaining one-half on the fourth anniversary of the Business Combination date; however, certain special retention awards may have different vesting terms. In addition, grants of RSUs to our non-employee directors and certain executive officers contain provisions as part of the respective employment agreements that accelerate the vesting of RSU grants in the event of a termination by the Company or a departure by a director or executive officers.
The Company also grants performance-based RSUs that vests subject to the achievement of specified performance goals within a specified time-frame. The performance-based RSUs contain provisions that increase or decrease the number of RSUs that ultimately vest, depending upon the level of performance achieved.
The Company has also granted RSUs that vest based upon the price of our common stock, which is a market condition. The fair value of awards that contain a market-based condition is estimated using a lattice model to analyze the fair value of the subject shares. The lattice model utilizes multiple stock paths, which are analyzed to determine the fair value of the subject shares.
The following table summarizes RSUs activity during the reporting periods shown below:

	Number of awards outstanding (in thousands)	Weighted-average grant date fair value (per share)	Aggregate intrinsic value (in thousands)
Unvested RSUs at December 31, 2021	—	—	—
Granted	5,789	$6.24	$36,101
Vested	(52)	6.88	(362)
Forfeited and canceled	(222)	6.97	(1,548)
Unvested RSUs at December 31, 2022	5,515		$34,191
For the year ended December 31, 2022 the Company granted 4.0 million RSUs that vest based on the passage of time.
The actual number of performance-based RSUs that could vest will range from 0% to 150% of the 1.6 million unvested RSUs granted, depending upon our level of achievement with respect to the performance goals. During the year, the Company granted 1.7 million of performance based RSUs.
During the year ended December 31, 2022, the Company granted approximately 0.2 million RSUs, which vest based on the Company’s stock price attaining a closing price equal to or greater than $13, $15, or $18 per share over any 20 trading days within any 30 consecutive trading day period. The fair value of these RSUs is estimated using a lattice model. Significant inputs used in our valuation of these RSUs included the following:

Year Ended
December 31, 2022
Expected volatility	57.1%-75.2%
Risk-free interest rate	1.4%-2.1%
Expected term (in years)	5 - 80
The following is a summary of the Company’s share-based compensation expense related to RSUs during the reporting periods shown below:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Total Stock Compensation Expense	$10,296	$4,564
Unrecognized Compensation Cost	24,272	—
Remaining recognition period (in years)	2.6	—
2014 Equity Incentive Plan
During 2021, the stock options granted under the 2014 equity incentive plan were cancelled and the plan was terminated as of September 30, 2021. Upon the closing of the Business Combination, the Company paid out cash consideration of $4.1 million net of applicable withholding taxes and issued 200,426 shares as share consideration valued at $4.3 million (4,325 common shares net of shares for applicable withholding taxes). The following is a summary of the Company’s cancelled stock options from January 1, 2021, through December 31, 2021:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)
Balance, December 31, 2020	432,500	$15.45	$141.53	7.7
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Cancelled	(432,500)	(15.45)	(141.53)	7.7
Balance, December 31, 2021	—	$—	$—	—